Accounts and Bills Receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts and Bills Receivable, net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2012		December 31, 2011
	RMB	US$	RMB
Accounts receivable	11,943	1,917	16,213
Less: Allowance for doubtful accounts	(1,196)	(192)	(1,785)
	10,747	1,725	14,428

Bills receivable	10,840	1,740	38,029
	21,587	3,465	52,457

Schedule of Allowance For Doubtful Accounts

An analysis of the allowance for doubtful accounts for 2012, 2011 and 2010 is as follows:

	December 31, 2012		December 31, 2011	December 31, 2010
	RMB	US$	RMB	RMB
Balance at beginning of year	1,785	287	2,140	2,259
Bad debt (recovery) expense	(589)	(95)	(355)	(119)
Write-offs	-	-	-	-

Balance at end of year	1,196	192	1,785	2,140